Schedule of Components of Bank Borrowings (Details)		Mar. 31, 2024 USD ($)		Feb. 28, 2024 USD ($)	Feb. 28, 2024 HKD ($)	Jan. 18, 2024 USD ($)	Jan. 18, 2024 HKD ($)	Aug. 28, 2023 USD ($)	Aug. 28, 2023 HKD ($)	May 25, 2023 USD ($)	May 25, 2023 HKD ($)	Mar. 31, 2023 USD ($)		Mar. 15, 2023 USD ($)	Mar. 15, 2023 HKD ($)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 HKD ($)	Dec. 16, 2021 USD ($)	Dec. 16, 2021 HKD ($)	Jul. 13, 2021 USD ($)	Jul. 13, 2021 HKD ($)	Mar. 25, 2021 USD ($)	Mar. 25, 2021 HKD ($)	Nov. 26, 2020 USD ($)	Nov. 26, 2020 HKD ($)	Oct. 21, 2020 USD ($)	Oct. 21, 2020 HKD ($)	May 25, 2020 USD ($)	May 25, 2020 HKD ($)	Aug. 24, 2018 USD ($)	Aug. 24, 2018 HKD ($)
Short-Term Debt [Line Items]
Long term borrowings		$ 6,852,233										$ 5,322,118
Less: current portion of long-term bank borrowings		(3,818,453)										(3,823,633)
Non-current portion of long-term bank borrowings		3,033,780										1,498,485
The Bank of East Asia, Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 110,769	[1]			$ 110,769	$ 864,000					110,769	[1]			$ 110,769	$ 864,000
The Bank of East Asia, Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		5.97%	[1]			5.97%	5.97%									5.97%	5.97%
The Bank of East Asia, Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		4.26%	[1]			4.26%	4.26%									4.26%	4.26%
The Bank of East Asia, Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											256,410
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											192,308
Interest rate	[2]	5.84%
The Bank of East Asia, Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											192,308
Interest rate	[2]	5.78%
The Bank of East Asia, Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											128,205
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 6 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											256,410
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 7 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											384,615
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 8 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											192,308
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 9 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											128,205
Interest rate	[2]	5.74%
The Bank of East Asia, Limited - Loan 10 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											64,103
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 11 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											192,308
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 12 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											141,026
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 13 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]											179,487
Interest rate	[2]	5.625%
The Bank of East Asia, Limited - Loan 14 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 256,410
Interest rate	[2]	6.64%
The Bank of East Asia, Limited - Loan 15 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 461,538
Interest rate	[2]	7.03%
The Bank of East Asia, Limited - Loan 16 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 628,205
Interest rate	[2]	6.64%
The Bank of East Asia, Limited - Loan 17 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 141,026
Interest rate	[2]	6.68%
The Bank of East Asia, Limited - Loan 18 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 320,513
Interest rate	[2]	6.72%
The Bank of East Asia, Limited - Loan 19 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 384,615
Interest rate	[2]	6.60%
The Bank of East Asia, Limited - Loan 20 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[2]	$ 115,385
Interest rate	[2]	6.64%
The Bank of East Asia, Limited - Loan 21 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 327,298	[3]					$ 666,667	$ 5,200,000				[3]
Interest rate		4.775%	[3]					4.775%	4.775%
The Bank of East Asia, Limited - Loan 22 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 327,298	[3]	$ 564,103	$ 4,400,000								[3]
Interest rate		4.775%	[3]					4.775%	4.775%
The Bank of East Asia, Limited - Loan 23 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[4]	$ 562,694
Interest rate	[4]	4.775%
The Bank of East Asia, Limited - Loan 24 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 123,371	[5]									$ 128,205	[5]									$ 128,205	$ 1,000,000
Interest rate												3.375%										3.625%	3.625%
The Bank of East Asia, Limited - Loan 24 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.625%
The Bank of East Asia, Limited - Loan 24 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.375%
The Bank of East Asia, Limited - Loan 25 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 120,011	[6]									$ 124,116	[6]					$ 128,205	$ 1,000,000
Interest rate												3.375%						3.625%	3.625%
The Bank of East Asia, Limited - Loan 25 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.625%
The Bank of East Asia, Limited - Loan 25 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.375%
The Bank of East Asia, Limited - Loan 26 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 453,240	[7]									$ 472,205	[7]											$ 512,821	$ 4,000,000
Interest rate												3.375%												3.625%	3.625%
The Bank of East Asia, Limited - Loan 26 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.625%
The Bank of East Asia, Limited - Loan 26 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.375%
The Bank of East Asia, Limited - Loan 27 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 384,615	[8]							$ 384,615	$ 3,000,000		[8]																	$ 512,821	$ 4,000,000
Interest rate		3.625%	[8]							3.625%	3.625%
Standard Chartered Bank (Hong Kong) Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[9]											51,905
Interest rate		4.56%	[9]																											4.56%	4.56%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 100,049	[10]									$ 104,306	[10]													$ 128,205	$ 1,000,000
Interest rate												3.375%														3.625%	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[10]	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[10]	3.375%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 371,018	[11]									$ 388,271	[11]															$ 512,821	$ 4,000,000
Interest rate												3.375%																3.625%	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	3.375%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 111,576	[12]									$ 117,126	[12]	$ 384,615	$ 3,000,000					$ 128,205	$ 1,000,000
Interest rate												3.375%								3.625%	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[12]	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[12]	3.375%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[13]	$ 381,598										$ 384,615
Interest rate												3.375%		3.625%	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[13]	3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[13]	3.375%
DBS Bank (Hong Kong) Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]											$ 205,129
Interest rate	[14]	4.65%
DBS Bank (Hong Kong) Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]											80,770
Interest rate	[14]	4.43%
DBS Bank (Hong Kong) Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]											410,256
Interest rate	[14]	5.01%
DBS Bank (Hong Kong) Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]	$ 238,462
Interest rate		5.29%	[14]									4.43%
DBS Bank (Hong Kong) Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]	$ 166,667
Interest rate	[14]	5.45%
DBS Bank (Hong Kong) Limited - Loan 6 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]	$ 205,128
Interest rate	[14]	5.48%
DBS Bank (Hong Kong) Limited - Loan 7 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[14]	$ 85,898
Interest rate		6.80%	[14]									5.01%
DBS Bank (Hong Kong) Limited - Loan 8 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[15]	$ 474,849										$ 436,752
Interest rate	[15]	1.20%

[1]	On January 18, 2024 and 2023, the Company borrowed USD110,769 (HK$864,000) as working capital for 12 months at an annual interest rate of 5.97% and 4.26% with The Bank of East Asia, Limited, respectively. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[2]	As of March 31, 2024, the Company borrowed USD2,307,692 (HK$18,000,000) (2023: USD2,307,693 (HK$18,000,000)) as working capital for one to three months at an annual interest rate ranged from 6.64% to 7.03% (2023: 5.625% to 5.84%) as revolving loans with The Bank of East Asia, Limited. The loan was secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[3]	On August 28, 2023, the Company borrowed USD
[4]	On February 28, 2024, the Company borrowed USD564,103 (HK$4,400,000) as purchase of a property for twenty years at an annual interest rate of 4.775% with The Bank of East Asia, Limited. The loan was secured by, accounts receivable, net of the Company and a property located in Hong Kong which held by the Company.
[5]	On March 25, 2021, the Company borrowed USD128,205 (HK$1,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.
[6]	On December 16, 2021, the Company borrowed USD128,205 (HK$1,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.
[7]	On November 26, 2020, the Company borrowed USD512,821 (HK$4,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.
[8]	On May 25, 2023, the Company borrowed USD384,615 (HK$3,000,000) as working capital for ten years at an annual interest rate of 3.625% with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.
[9]	On August 24, 2018 the Company borrowed USD512,821 (HK$4,000,000) as working capital for five years at an annual interest rate of 4.56% with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantee from a director of the Company. This loan was fully repaid during the year ended March 31, 2024.
[10]	On October 21, 2020 the Company borrowed USD128,205 (HK$1,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.
[11]	On May 25, 2020 the Company borrowed USD512,821 (HK$4,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.
[12]	On July 13, 2021 the Company borrowed USD128,205 (HK$1,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.
[13]	On March 15, 2023 the Company borrowed USD384,615 (HK$3,000,000) as working capital for ten years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.
[14]	As of March 31, 2024, the Company borrowed USD696,155 (HK$5,430,000) (2023: 696,155 (HK$5,430,000)) as working capital for one to four months at an annual interest rate ranged from 5.29% to 6.8% (2023: 4.43% to 5.01%) as revolving loans with DBS Bank (Hong Kong) Limited. The loan was secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong which are held by a related company of the Company.
[15]	The amount represented bank overdrafts as of March 31, 2024 and 2023, which was secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong which are held by a related company of the Company.